LOANS, Maturities of Current and Non-current Financial Debt, Net of Issuance Expenses (Details) - ARS ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Maturities of current and non-current loans [Abstract]
Loans	[1]	$ 1,705,606,117	$ 763,127,029
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		244,877,733
From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		6,223,017
From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		47,857,094
From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		1,406,648,273
2031 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		699,077,537
2031 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		699,077,537
2035 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		707,570,736
2035 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		707,570,736
2031 Notes Interests [Member]
Maturities of current and non-current loans [Abstract]
Loans		26,260,325
2031 Notes Interests [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		26,260,325
2031 Notes Interests [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2031 Notes Interests [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes Interest [Member]
Maturities of current and non-current loans [Abstract]
Loans		6,264,583
2035 Notes Interest [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes Interest [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		6,264,583
2035 Notes Interest [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes Interest [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes Interest [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2035 Notes Interest [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member]
Maturities of current and non-current loans [Abstract]
Loans		9,795,188
Leases Liabilities [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		8,562,997
Leases Liabilities [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		1,232,191
Leases Liabilities [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member]
Maturities of current and non-current loans [Abstract]
Loans		251,646,922
Bank Loans [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		203,789,828
Bank Loans [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		47,857,094
Bank Loans [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Loans [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,990,826
Other Loans [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Loans [Member] | As of 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Loans [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,990,826
Other Loans [Member] | From 01/01/2028 to 12/31/2028 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Loans [Member] | From 1/01/2029 to 12/31/2029 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Loans [Member] | From 1/01/2030 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 0

[1]	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.